Lease commitments	12 Months Ended
Dec. 31, 2011
Lease commitments
I.	Lease commitments

The company leases a variety of assets for use in its operations. Leases for administrative offices, converting plants and storage facilities generally contain options, which allow the company to extend lease terms for periods up to 25 years or to purchase the properties. Certain leases provide for escalation of the lease payments as maintenance costs and taxes increase. Minimum rental payments pursuant to agreements as of December 31, 2011 under operating leases that have non-cancelable lease terms in excess of 12 months and under capital leases are as follows:

In millions	Operating leases	Capital leases
2012	$50	$12
2013	42	11
2014	34	10
2015	29	10
2016	26	10
Later years	160	274

Minimum lease payments	$341	327

Less: amount representing interest		181

Capital lease obligations		$146

Rental expense under operating leases for the years ended December 31, 2011, 2010 and 2009 was:

In millions	2011	2010	2009
Rental expense under operating leases	$74	$69	$65